Cover	Jul. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	000-56192
Entity Registrant Name	ELECTROMEDICAL TECHNOLOGIES, INC.
Entity Central Index Key	0001715819
Entity Tax Identification Number	82-2619815
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16561 N. 92nd Street
Entity Address, Address Line Two	Ste. 101
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	888
Local Phone Number	880-7888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	EMED
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false